Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 143	$ 94	$ 90